Selling expenses (Schedule of Selling Expenses) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 ILS (₪)
Disclosure Of Sleeted Consolidated Statements Of Operation Data [Line Items]
Salaries and related expenses	₪ 22,728	$ 6,266	₪ 22,167	₪ 22,597
Transportation and maintenance	22,048	6,079	20,682	19,589
Advertising and promotion	11,923	3,287	14,919	9,225
Personnel Services	4,388	1,210	3,344	1,890	[1]
Vehicles	3,793	1,046	3,898	3,165
Depreciation and amortization	2,923	806	2,713	2,899
Share based payment expense	435	120	436	0
Others	5,978	1,648	5,947	6,504	[1]
Selling expenses	₪ 74,216	$ 20,462	₪ 74,106	₪ 65,869

[1]	Reclassified